Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2019

DIF-QTLY-0919
1.804871.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.4%
CSL Ltd.	620,184	$96,774,993
Magellan Financial Group Ltd.	2,119,634	89,016,429

TOTAL AUSTRALIA		185,791,422

Bailiwick of Jersey - 1.0%
Experian PLC	2,388,500	72,616,371
Ferguson PLC	864,395	64,795,398

TOTAL BAILIWICK OF JERSEY		137,411,769

Belgium - 0.9%
KBC Groep NV	1,793,628	115,717,632
Bermuda - 1.7%
Credicorp Ltd. (United States)	258,000	56,241,420
Hiscox Ltd.	2,576,400	53,263,721
IHS Markit Ltd. (a)	1,003,000	64,613,260
Marvell Technology Group Ltd.	2,000,100	52,522,626

TOTAL BERMUDA		226,641,027

Brazil - 0.8%
BM&F BOVESPA SA	3,195,600	35,327,568
Notre Dame Intermedica Participacoes SA	2,299,900	26,335,538
Rumo SA (a)	6,751,200	38,776,921

TOTAL BRAZIL		100,440,027

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,516,781	154,271,543
Cenovus Energy, Inc. (Canada)	4,141,484	38,502,810
Constellation Software, Inc.	62,622	59,580,102
Fairfax India Holdings Corp. (a)(b)	2,899,200	36,964,800
Franco-Nevada Corp.	393,201	34,171,961
Kirkland Lake Gold Ltd.	785,300	32,475,886
Suncor Energy, Inc.	909,400	26,094,089
Waste Connection, Inc. (Canada)	155,300	14,086,197

TOTAL CANADA		396,147,388

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	619,400	107,224,334
Anta Sports Products Ltd.	3,666,000	27,366,447
ENN Energy Holdings Ltd.	1,352,400	13,911,334
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,200,000	5,912,316
Sea Ltd. ADR (a)	384,000	13,478,400
Tencent Holdings Ltd.	1,618,100	75,392,090
Zai Lab Ltd. ADR (a)	500,327	16,070,503

TOTAL CAYMAN ISLANDS		259,355,424

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	387,360	54,335,270
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,997,500	58,899,604
Shanghai International Airport Co. Ltd. (A Shares)	2,934,638	35,052,552
Yantai Jereh Oilfield Services (A Shares)	1,748,700	6,726,764

TOTAL CHINA		155,014,190

Denmark - 1.8%
DSV de Sammensluttede Vognmaend A/S	992,200	94,869,252
Netcompany Group A/S (a)(b)	522,365	20,520,431
Novozymes A/S Series B	871,000	40,452,474
ORSTED A/S (b)	971,500	88,742,373

TOTAL DENMARK		244,584,530

France - 7.3%
Amundi SA (b)	983,113	67,910,300
Capgemini SA	898,600	114,644,960
Danone SA	1,080,800	93,740,983
Edenred SA	132,000	6,639,875
Essilor International SA	153,000	20,773,353
Kering SA	77,454	40,255,671
Legrand SA	567,500	40,118,289
LVMH Moet Hennessy Louis Vuitton SE	420,438	173,665,768
Pernod Ricard SA	228,600	40,249,225
Sanofi SA	1,688,532	140,708,438
SR Teleperformance SA	525,100	110,211,768
VINCI SA	1,199,100	123,343,887

TOTAL FRANCE		972,262,517

Germany - 9.7%
adidas AG	472,402	151,419,886
Allianz SE	550,800	127,790,598
Bayer AG	1,192,676	77,248,420
Deutsche Borse AG	764,900	106,185,327
Deutsche Post AG	2,359,119	77,066,685
Hannover Reuck SE	502,400	78,807,418
Linde PLC	794,734	152,860,130
Morphosys AG (a)	115,300	13,950,735
Morphosys AG sponsored ADR (a)	739,773	22,215,383
MTU Aero Engines Holdings AG	53,000	13,288,981
RWE AG	1,253,400	33,938,587
SAP SE	2,364,189	288,989,148
Symrise AG	794,700	73,580,859
Vonovia SE	1,375,800	67,408,449

TOTAL GERMANY		1,284,750,606

Hong Kong - 2.1%
AIA Group Ltd.	23,492,600	240,464,811
Techtronic Industries Co. Ltd.	5,072,500	37,722,424

TOTAL HONG KONG		278,187,235

India - 4.8%
Axis Bank Ltd.	6,284,405	61,252,321
Godrej Consumer Products Ltd.	516,740	4,481,611
HDFC Bank Ltd.	5,217,797	169,979,881
Housing Development Finance Corp. Ltd.	5,346,947	164,172,810
Infosys Ltd. sponsored ADR	1,879,400	21,274,808
Kotak Mahindra Bank Ltd.	2,504,705	55,069,403
LIC Housing Finance Ltd.	4,592,641	34,400,926
Reliance Industries Ltd.	7,452,312	125,464,552

TOTAL INDIA		636,096,312

Indonesia - 1.2%
PT Bank Central Asia Tbk	34,875,100	76,564,042
PT Bank Rakyat Indonesia Tbk	242,711,100	76,909,801

TOTAL INDONESIA		153,473,843

Ireland - 2.3%
CRH PLC	1,773,100	59,114,299
DCC PLC (United Kingdom)	223,689	18,938,603
Kerry Group PLC Class A	774,500	90,366,956
Kingspan Group PLC (Ireland)	1,639,700	80,411,052
Ryanair Holdings PLC sponsored ADR (a)	862,199	53,568,424

TOTAL IRELAND		302,399,334

Israel - 0.1%
Check Point Software Technologies Ltd. (a)	174,500	19,535,275
Italy - 1.2%
Enel SpA	4,782,300	32,713,935
FinecoBank SpA	2,018,400	20,091,444
Intesa Sanpaolo SpA	19,421,500	42,123,438
Moncler SpA	621,400	25,568,864
Recordati SpA	917,600	41,169,693

TOTAL ITALY		161,667,374

Japan - 17.2%
Bandai Namco Holdings, Inc.	626,500	33,976,928
Daikin Industries Ltd.	686,000	85,144,134
Hitachi High-Technologies Corp.	148,300	7,565,631
Hoya Corp.	2,768,400	213,883,647
Iriso Electronics Co. Ltd.	211,400	9,715,967
Itochu Corp.	3,450,600	65,701,953
Kao Corp.	1,263,300	92,196,609
Keyence Corp.	314,120	182,281,419
KH Neochem Co. Ltd.	698,200	17,475,858
Minebea Mitsumi, Inc.	7,846,300	133,916,641
Misumi Group, Inc.	1,659,400	37,736,516
Nabtesco Corp.	610,600	16,619,051
Nidec Corp.	285,800	38,657,478
Nitori Holdings Co. Ltd.	750,600	101,630,095
Oracle Corp. Japan	188,100	15,699,494
ORIX Corp.	10,118,100	145,228,543
PALTAC Corp.	398,200	19,619,009
Persol Holdings Co., Ltd.	2,622,700	64,054,728
Recruit Holdings Co. Ltd.	4,228,300	143,180,712
Renesas Electronics Corp. (a)	9,151,003	54,591,423
Shimadzu Corp.	840,110	20,371,451
Shin-Etsu Chemical Co. Ltd.	940,600	95,768,032
Shiseido Co. Ltd.	960,200	70,655,905
SMC Corp.	264,600	96,947,844
SoftBank Corp.	1,406,300	71,803,081
Sony Corp.	1,495,400	85,049,250
Suzuki Motor Corp.	1,487,000	58,154,319
Takeda Pharmaceutical Co. Ltd.	784,929	27,014,045
Tokyo Electron Ltd.	359,400	60,872,467
Tsubaki Nakashima Co. Ltd.	594,700	10,342,609
Tsuruha Holdings, Inc.	1,059,514	108,395,908
Welcia Holdings Co. Ltd.	1,074,100	50,155,603
Yahoo! Japan Corp.	13,512,900	39,578,344

TOTAL JAPAN		2,273,984,694

Korea (South) - 0.7%
LG Chemical Ltd.	113,008	31,829,164
SK Hynix, Inc.	901,820	57,489,663

TOTAL KOREA (SOUTH)		89,318,827

Luxembourg - 0.5%
B&M European Value Retail SA	16,263,163	73,177,240
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	3,097,500	15,594,380
Netherlands - 6.6%
Adyen BV (a)(b)	24,857	18,903,972
ASML Holding NV	1,003,000	223,478,430
Ferrari NV	175,400	28,280,540
Heineken NV (Bearer)	646,100	69,463,400
Interxion Holding N.V. (a)	229,931	17,313,804
Koninklijke Philips Electronics NV	2,153,600	101,026,758
NXP Semiconductors NV	884,900	91,489,811
Unilever NV	3,473,457	201,334,186
Wolters Kluwer NV	1,645,600	119,429,288

TOTAL NETHERLANDS		870,720,189

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	5,564,028	46,914,563
Norway - 1.3%
Adevinta ASA:
Class A (a)	2,662,100	29,876,788
Class B	1,344,600	14,953,832
Equinor ASA	3,612,300	64,808,336
Schibsted ASA (A Shares)	2,184,700	59,052,613

TOTAL NORWAY		168,691,569

South Africa - 0.2%
Capitec Bank Holdings Ltd.	383,200	31,366,631
Spain - 0.4%
Amadeus IT Holding SA Class A	241,500	19,077,418
Cellnex Telecom SA (b)	727,200	27,281,802
Masmovil Ibercom SA (a)	192,565	4,369,974

TOTAL SPAIN		50,729,194

Sweden - 2.2%
ASSA ABLOY AB (B Shares)	4,180,100	95,879,513
Coor Service Management Holding AB (b)	1,895,500	16,029,225
Hexagon AB (B Shares)	742,900	36,140,562
Indutrade AB	1,206,700	34,272,840
Svenska Handelsbanken AB (A Shares)	2,438,200	21,938,733
Swedbank AB (A Shares)	1,670,000	22,741,602
Telefonaktiebolaget LM Ericsson (B Shares)	7,724,800	67,586,389

TOTAL SWEDEN		294,588,864

Switzerland - 5.9%
Alcon, Inc. (a)	1,750,400	102,079,533
Compagnie Financiere Richemont SA Series A	154,620	13,249,891
Julius Baer Group Ltd.	1,266,140	54,105,485
Lonza Group AG	211,477	72,572,621
Medacta Group SA (b)	173,800	15,203,459
Roche Holding AG (participation certificate)	991,424	265,369,706
Sika AG	920,721	133,310,365
Sonova Holding AG Class B	214,690	49,541,355
Swiss Re Ltd.	788,440	76,548,958

TOTAL SWITZERLAND		781,981,373

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,460,100	104,874,063
United Kingdom - 12.0%
Admiral Group PLC	654,200	17,240,059
Aon PLC	341,800	64,685,650
Ascential PLC (b)	5,398,073	26,140,223
AstraZeneca PLC (United Kingdom)	2,415,039	208,644,576
Beazley PLC	4,804,300	33,682,066
Big Yellow Group PLC	1,463,400	17,600,647
BP PLC sponsored ADR	3,124,200	124,155,708
Bunzl PLC	2,015,470	52,696,781
Coca-Cola European Partners PLC	1,003,400	55,467,952
Compass Group PLC	3,944,088	99,787,505
InterContinental Hotel Group PLC	842,369	58,523,330
Lloyds Banking Group PLC	127,549,900	82,509,994
London Stock Exchange Group PLC	1,643,200	132,407,061
Network International Holdings PLC (b)	3,300,582	24,604,825
Ocado Group PLC (a)	734,200	11,120,579
Prudential PLC	8,078,381	166,206,508
RELX PLC (Euronext N.V.)	5,244,199	124,582,345
Rentokil Initial PLC	10,570,900	55,920,431
Rio Tinto PLC	944,200	53,320,379
Smith & Nephew PLC	3,800,000	86,027,551
Standard Chartered PLC (United Kingdom)	7,354,257	60,529,689
Tesco PLC	12,862,919	34,841,896

TOTAL UNITED KINGDOM		1,590,695,755

United States of America - 6.8%
Alphabet, Inc. Class C (a)	59,503	72,396,110
Amgen, Inc.	226,100	42,185,738
Becton, Dickinson & Co.	232,500	58,776,000
Boston Scientific Corp. (a)	1,664,228	70,663,121
Citigroup, Inc.	816,500	58,102,140
Coty, Inc. Class A	3,749,700	40,909,227
IQVIA Holdings, Inc. (a)	464,400	73,918,548
Marsh & McLennan Companies, Inc.	656,500	64,862,200
MasterCard, Inc. Class A	584,400	159,114,588
Microsoft Corp.	676,200	92,145,774
QIAGEN NV (a)	340,052	12,826,761
Visa, Inc. Class A	885,900	157,690,200

TOTAL UNITED STATES OF AMERICA		903,590,407

TOTAL COMMON STOCKS
(Cost $9,539,629,745)		12,925,703,654

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.43% (c)
(Cost $276,815,836)	276,787,509	276,842,866
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $9,816,445,581)		13,202,546,520
NET OTHER ASSETS (LIABILITIES) - 0.3%		42,875,481
NET ASSETS - 100%		$13,245,422,001

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,213,726 or 2.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,375,457
Fidelity Securities Lending Cash Central Fund	1,528,118
Total	$10,903,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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